Property and Equipment	12 Months Ended
Mar. 31, 2015
Property, Plant and Equipment [Abstract]
Property and Equipment

3. PROPERTY AND EQUIPMENT

Property and equipment consists of the following as of March 31, 2015 and 2014:

	March 31, 2015	March 31, 2014
Machinery and equipment (5-7 year life)	$75,982	$88,160
Mobile consoles (7 year life)	678,845	666,174
Furniture and fixtures (3-5 year life)	20,000	19,049

	774,827	773,383
Accumulated depreciation	(305,792)	(229,954)

Total	$469,035	$543,429

Depreciation expense was approximately $115,000, $111,000 and $78,000 for the years ended March 31, 2015, 2014 and 2013, respectively.